UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
UNALLOCATED RESERVE AND DISTRIBUTIONS
Distribution declared or paid (in dollars per unit)									$ 2.79	$ 1.49	$ 0.55
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 33,004,122				$ 24,112,286				$ 33,004,122	$ 24,112,286
Distribution payable	(18,236,814)				(15,481,612)				(18,236,814)	(15,481,612)
Unallocated cash and U.S. Government securities	14,767,308				8,630,674				14,767,308	8,630,674
Reconciliation of Trust's Unallocated Reserve
Unallocated Reserve at the beginning of the period				$ 10,606,675					10,606,675
Net income	6,786,679	$ 13,585,062	$ 18,871,455	$ 6,315,848	4,256,877	$ 10,697,669	$ 13,996,954	$ 4,471,925	45,559,044	33,423,425	$ 9,763,771
Distributions declared									(39,360,030)
Unallocated Reserve at the end of the period	$ 16,805,689				$ 10,606,675				$ 16,805,689	$ 10,606,675
Distribution declared per unit									$ 1.39	$ 1.18	$ 0.14